Prepaid charter revenue, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Time charter aquired, additions	$ 8,500	$ 42,000
Time charter aquired, accumulated amortization	32,526	12,204
Time charter aquired, net	17,974	29,796
Amortization of prepaid charter revenue	$ 20,322	$ 12,204	$ 0